Note 15.6 c) - Employees' Postretirement Benefits and Other Benefits, Amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic postretirement cost during the next year (Detail) (USD $)
In Millions
12 Months Ended
Dec. 31, 2010
Defined- Benefits
Plan Assets [Line Items]
Unrecognized net actuarial loss (gain)	$ 1
Unrecognized prior service cost	61
Variable Contribution [Member]
Plan Assets [Line Items]
Unrecognized net actuarial loss (gain)	1
Unrecognized prior service cost	9
Health Care Benefit [Member]
Plan Assets [Line Items]
Unrecognized net actuarial loss (gain)	$ 2